Document and Entity Information	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Veoneer, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38471
Entity Tax Identification Number	82-3720890
Entity Address, Address Line One	Klarabergsviadukten 70, Section C
Entity Address, Address Line Two	6th Floor SE-111 64
Entity Address, Address Line Three	Box 13089
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	SE-10302
City Area Code	46
Local Phone Number	8 527 762 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001733186
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	VNE
Security Exchange Name	NYSE